Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2014
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2014	2013
Balance at beginning of year	$190,000	$250,000
Liabilities accrued for warranties issued during the year	323,564	385,272
Warranty claims paid during the period	(310,525)	(284,969)
Changes in liability for pre-existing warranties during the year	(103,039)	(160,303)
Balance at end of year	$100,000	$190,000